Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Such Investment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Profit Sharing in income (loss) for the Year	$ (441,246)	$ (251,579)	$ (367,686)
Play Digital SA
Disclosure of subsidiaries [line items]
Investments in associates	329,876	262,098
Contributions	750,396	407,369
Purchase of shares	(27,001)	(88,012)
Profit Sharing in income (loss) for the Year	(440,504)	(251,579)
Investments in associates	$ 666,769	$ 329,876	$ 262,098